Acquisition (Summary of Changes in MPLX LP's Ownership Interest in Pipe Line Holdings) (Details) - USD ($) $ in Millions				3 Months Ended									12 Months Ended
	Dec. 04, 2015	Dec. 01, 2014	Mar. 01, 2014	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to MPLX LP				$ 18		$ 41	$ 51	$ 46	$ 29	$ 30	$ 28	$ 34	$ 156	$ 121	$ 78
Transfer to noncontrolling interest:
Change from net income attributable to MPLX LP and transfer to noncontrolling interest													150	(517)	32
General Partner [Member]
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings	$ (6)	$ (465)	$ (172)										$ (6)	$ (638)	$ (46)

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.